SIGNIFICANT TRANSACTIONS, Effects of Pandemic on Economy of Peru (Details) - Peru [Member] € in Millions		1 Months Ended	3 Months Ended			12 Months Ended
	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021 PEN (S/)	Sep. 30, 2021	Dec. 31, 2020 PEN (S/)	Dec. 31, 2022	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/) Program	Dec. 31, 2019	Nov. 30, 2021 EUR (€)	Oct. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)
Effects of pandemic on economy [Abstract]
Percentage of GDP									19.00%
GDP contracted percentage							13.30%	13.30%	11.10%
Percentage of significant fiscal deficit of GDP									8.90%
Percentage of drop in GDP							11.00%	11.00%
Number of government supported programs | Program									2
Period for average monthly sale for disbursed and government guarantee										3 months
Period for average debt for disbursed and government guarantee										2 months
New monetary transfer program for vulnerable households							S/ 600.0
Total new monetary transfer program for vulnerable households							2,434,000,000.0
People living in poverty people of social programs			S/ 350.0				350.0
Yanapay bonus to be paid							350.0
Universal bonus to be paid			S/ 600.0				600.0
Employee contribution and non-contribution pension							S/ 17,600.0
Percentage of employee contribution and non-contribution pension							100.00%	100.00%
Issuance of treasury bond | $															$ 7,000,000,000.0
Increase in copper price | $								$ 4.23
Percentage of increase in copper price							55.00%	55.00%
Annual consumer inflation rate							6.40%	6.40%
Increase in corn rose			23.00%
Increase in wheat rate			20.00%
Depreciation of soles							11.00%	11.00%
Food and energy stood				2.90%			3.20%	3.20%
Increase in consumer inflation and price expectations							0.25%	0.25%
Annualized fiscal deficit percentage			(2.60%)	(4.80%)	(8.90%)
Global bonds issued											€ 1,000	$ 4,000,000,000.0	$ 4,000,000,000.0	€ 825
Events After Reporting Period [Member]
Effects of pandemic on economy [Abstract]
Increase in consumer inflation and price expectations	3.50%
Monetary authority seeks to return inflation expectations goal	3.70%	5.68%
Minimum [Member]
Effects of pandemic on economy [Abstract]
BRCP target range							1.00%	1.00%
Minimum [Member] | Events After Reporting Period [Member]
Effects of pandemic on economy [Abstract]
Monetary authority seeks to return inflation expectations goal						1.00%
Maximum [Member]
Effects of pandemic on economy [Abstract]
BRCP target range							3.00%	3.00%
Maximum [Member] | Events After Reporting Period [Member]
Effects of pandemic on economy [Abstract]
Monetary authority seeks to return inflation expectations goal						3.00%
Reactiva Peru Program [Member]
Effects of pandemic on economy [Abstract]
Percentage of GDP									8.00%
Initial resources of program					S/ 56,000,000,000.0				S/ 56,000,000,000.0
Loans disbursed			S/ 19,500,000,000.0				S/ 19,500,000,000.0
Term of program									36 months
Maximum grace period above the term of program									12 months
Effective annual rate					0.50%				0.50%						0.50%
Liquidated repurchase agreement operations			S/ 38,827,000,000.0		S/ 50,729,000,000.0		S/ 38,827,000,000.0		S/ 50,729,000,000.0
Reactiva Peru Program [Member] | Loans disbursed up to S/90.0 thousand [Member]
Effects of pandemic on economy [Abstract]
Guarantee coverage as a percent for loans disbursed					98.00%				98.00%						98.00%
Loans disbursed					S/ 90,000.0				S/ 90,000.0
Reactiva Peru Program [Member] | Minimum [Member] | Loans disbursed greater than S/90.0 thousand and up to S/10.0 million [Member]
Effects of pandemic on economy [Abstract]
Guarantee coverage as a percent for loans disbursed					80.00%				80.00%						80.00%
Loans disbursed					S/ 90,000.0				S/ 90,000.0
Reactiva Peru Program [Member] | Maximum [Member] | Loans disbursed greater than S/90.0 thousand and up to S/10.0 million [Member]
Effects of pandemic on economy [Abstract]
Guarantee coverage as a percent for loans disbursed					95.00%				95.00%						95.00%
Loans disbursed					S/ 10,000,000.0				S/ 10,000,000.0
Enterprise Support Fund (FAE) [Member]
Effects of pandemic on economy [Abstract]
Loans disbursed					S/ 4,000,000,000.0				S/ 4,000,000,000.0
Loan portfolio for SMEs									9.00%
Enterprise Support Fund (FAE) [Member] | Minimum [Member]
Effects of pandemic on economy [Abstract]
Guarantee coverage as a percent for loans disbursed					90.00%				90.00%						90.00%
Enterprise Support Fund (FAE) [Member] | Maximum [Member]
Effects of pandemic on economy [Abstract]
Guarantee coverage as a percent for loans disbursed					98.00%				98.00%						98.00%
Fae Funds for Agriculture [Member]
Effects of pandemic on economy [Abstract]
Loans disbursed					S/ 2,000,000,000.0				S/ 2,000,000,000.0
Fae Funds for Tourism [Member]
Effects of pandemic on economy [Abstract]
Loans disbursed					S/ 1,500,000,000				S/ 1,500,000,000